INVENTORIES	12 Months Ended
Mar. 31, 2020
Inventories [Abstract]
INVENTORIES
INVENTORIES

	2020	2019
Work in progress	$405.1	$342.4
Raw materials, supplies and manufactured products	211.1	194.6
	$616.2	$537.0

During the year ended March 31, 2020, use of inventory recognized in cost of sales amounted to $500.3 million (2019 – $523.5 million).